UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
Address:   10 WRIGHT STREET
           WESTPORT, CT 06880

Form 13F File Number: 028-13963


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   JERROLD N. FINE
Title:  MANAGING MEMBER OF THE GENERAL PARTNER
Phone:  203-226-7591

Signature,  Place,  and  Date  of  Signing:

/s/ Jerrold N. Fine         Westport, CT                       02/14/11
--------------------------  ---------------------------------  ----------
[Signature]                 [City, State]                      [Date]

The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      166,068
                                         --------------
                                         (In Thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number     Name


1.     028-12871                CHARTER OAK MANAGEMENT GP LLC

2.     028-13964                FINE PARTNERS, L.P


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
99 CENTS ONLY STORES         COM            65440K106      316   19,804 SH       DEFINED    1, 2      19,804      0    0
99 CENTS ONLY STORES         COM            65440K106       22    1,403 SH       DEFINED    1          1,403      0    0
ABBOTT LABS                  COM            002824100    3,555   74,203 SH       DEFINED    1, 2      74,203      0    0
ABBOTT LABS                  COM            002824100      252    5,257 SH       DEFINED    1          5,257      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108    2,826   49,509 SH       DEFINED    1, 2      49,509      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108      200    3,507 SH       DEFINED    1          3,507      0    0
CISCO SYS INC                COM            17275R102    4,006  198,036 SH       DEFINED    1, 2     198,036      0    0
CISCO SYS INC                COM            17275R102      284   38,785 SH       DEFINED    1         38,785      0    0
DIRECTV                      COM CL A       25490A101    1,363   34,142 SH       DEFINED    1, 2      34,142      0    0
DIRECTV                      COM CL A       25490A101       97    2,419 SH       DEFINED    1          2,419      0    0
EVEREST RE GROUP LTD         COM            G3223R108   12,859  151,605 SH       DEFINED    1, 2     151,605      0    0
EVEREST RE GROUP LTD         COM            G3223R108      911   10,740 SH       DEFINED    1         10,740      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105    7,171  494,863 SH       DEFINED    1, 2     494,863      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105      508   35,057 SH       DEFINED    1         35,057      0    0
HEWLETT PACKARD CO           COM            428236103    4,169   99,018 SH       DEFINED    1, 2      99,018      0    0
HEWLETT PACKARD CO           COM            428236103      295    7,015 SH       DEFINED    1          7,015      0    0
KAR AUCTION SVCS INC         COM            48238T109    1,826  132,312 SH       DEFINED    1, 2     132,312      0    0
KAR AUCTION SVCS INC         COM            48238T109      129    9,373 SH       DEFINED    1          9,373      0    0
KOHLS CORP                   COM            500255104    4,034   74,242 SH       DEFINED    1, 2      74,242      0    0
KOHLS CORP                   COM            500255104      286    5,259 SH       DEFINED    1          5,259      0    0
LINCOLN NATL CORP IND        COM            534187109    2,751   98,938 SH       DEFINED    1, 2      98,938      0    0
LINCOLN NATL CORP IND        COM            534187109      195    7,009 SH       DEFINED    1          7,009      0    0
LINN ENERGY LLC              UNIT LTD LIAB  536020100    2,058   54,907 SH       DEFINED    1, 2      54,907      0    0
LOWES COS INC                COM            548661107    3,043  121,313 SH       DEFINED    1, 2     121,313      0    0
LOWES COS INC                COM            548661107      216    8,594 SH       DEFINED    1          8,594      0    0
METLIFE INC                  COM            59156R108    6,157  138,544 SH       DEFINED    1, 2     138,544      0    0
METLIFE INC                  COM            59156R108      436    9,815 SH       DEFINED    1          9,815      0    0
MURPHY OIL CORP              COM            626717102    8,489  113,868 SH       DEFINED    1, 2     113,868      0    0
MURPHY OIL CORP              COM            626717102      601    8,066 SH       DEFINED    1          8,066      0    0
MYLAN INC                    COM            628530107   13,942  659,803 SH       DEFINED    1, 2     659,803      0    0
MYLAN INC                    COM            628530107      988   46,741 SH       DEFINED    1         46,741      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100      990   54,460 SH       DEFINED    1, 2      54,460      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100       70    3,858 SH       DEFINED    1          3,858      0    0
O REILLY AUTOMOTIVE INC      COM            686091109    1,416   26,811 SH       DEFINED    1, 2      26,811      0    0
O REILLY AUTOMOTIVE INC      COM            686091109      100    1,899 SH       DEFINED    1          1,899      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   26,327  268,366 SH       DEFINED    1, 2     268,366      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    1,865   19,011 SH       DEFINED    1         19,011      0    0
OREXIGEN THERAPEUTICS INC    COM            686164104    3,880  480,182 SH       DEFINED    1, 2     480,182      0    0
OREXIGEN THERAPEUTICS INC    COM            686164104      275   34,006 SH       DEFINED    1         34,006      0    0
POLARIS INDS INC             COM            731068102    4,727   60,586 SH       DEFINED    1, 2      60,586      0    0
POLARIS INDS INC             COM            731068102      335    4,292 SH       DEFINED    1          4,292      0    0
QUESTCOR PHARMACEUTICALS INC COM            74835Y101      729   49,486 SH       DEFINED    1, 2      49,486      0    0
QUESTCOR PHARMACEUTICALS INC COM            74835Y101       52    3,506 SH       DEFINED    1          3,506      0    0
RAILAMERICA INC              COM            750753402    1,923  148,494 SH       DEFINED    1, 2     148,494      0    0
RAILAMERICA INC              COM            750753402      136   10,519 SH       DEFINED    1         10,519      0    0
RYANAIR HLDGS PLC            SPONSORED ADR  783513104    3,046   99,018 SH       DEFINED    1, 2      99,018      0    0
RYANAIR HLDGS PLC            SPONSORED ADR  783513104      216    7,015 SH       DEFINED    1          7,015      0    0
SOUTHWESTERN ENERGY CO       COM            845467109   11,117  297,003 SH       DEFINED    1, 2     297,003      0    0
SOUTHWESTERN ENERGY CO       COM            845467109      788   21,040 SH       DEFINED    1         21,040      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    1,321    9,526 SH       DEFINED    1, 2       9,526      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107       94      675 SH       DEFINED    1            675      0    0
ST JUDE MED INC              COM            790849103    8,466  198,036 SH       DEFINED    1, 2     198,036      0    0
ST JUDE MED INC              COM            790849103      600   14,029 SH       DEFINED    1         14,029      0    0
WAL MART STORES INC          COM            931142103   12,622  234,053 SH       DEFINED    1, 2     234,053      0    0
WAL MART STORES INC          COM            931142103      894   16,581 SH       DEFINED    1         16,581      0    0
YRC WORLDWIDE INC            COM            984249102       88   23,754 SH       DEFINED    1, 2      23,754      0    0
YRC WORLDWIDE INC            COM            984249102        6    1,675 SH       DEFINED    1          1,675      0    0
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